SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH APRIL 2001

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


04-02   CEE      3000     11.3300      14.12 	     Weeden & Co
04-03	  " "      2700     11.1485      13.90             " "
04-04   " "      2100     10.7995      13.91             " "
04-05   " "      3000     10.9733      14.39 		   " "
04-06   " "      1000     11.0000      14.41             " "
04-10	  " "      3500     11.4329      14.81 	   	   " "
04-11   " "      2000     11.6000      15.01             " "
04-12   " "      1400     11.7193      15.08             " "
04-16   " "      3500     11.7471      15.10             " "
04-17   " "      3000     11.6867      14.78             " "
04-18   " "      7000     12.0800      15.27             " "
04-19   " "     29000     11.8033      15.48             " "
04-20   " "      3500     11.9114      15.40             " "
04-23   " "      1200     11.8700      15.14             " "
04-24   " "      4100     11.9000      15.08             " "
04-25   " "      3900     11.8500      15.05             " "
04-26   " "      4100     12.1537      15.20             " "
04-27   " "       300     12.3000      15.13             " "
04-30   " "       100     12.2500      15.14             " "


The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          05/01/01